Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:	INTANGIBLE ASSETS, NET

	December 31,
	2023	2022
Cost:
Technology	$—	$4,284,315
Backlog	—	45,996

	—	4,330,311

Accumulated amortization and impairment:
Accumulated amortization	—	2,222,194
Intangible asset impairment	—	2,108,117

	—	4,330,311

Intangible assets, net	$—	$—

Amortization expenses for the years ended December 31, 2023, 2022 and 2021 were none, $428,431 and $428,431, respectively. Furthermore, as of December 31, 2022, the Group recorded an impairment charge of $2,108,117, which equals to the remaining technology net amount. See Note 2.h. for further information.